Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income		$ 279,201	$ 248,554	$ 199,488
Statutory tax rate		25.00%	26.50%	26.50%
Theoretical tax expense		$ 69,800	$ 65,867	$ 52,864
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits		(16,072)	(20,818)	(21,781)
Tax adjustment in respect of different tax rates for foreign subsidiaries		3,597	2,433	1,563
Changes in carry-forward losses and valuation allowances		5,290	3,851	1,779
Taxes resulting from non-deductible expenses		3,144	776	2,244
Difference in basis of measurement for financial reporting and tax return purposes		135	(849)	(310)
Taxes in respect of prior years (See E above)		(18,622)	(1,358)	(7,658)
Other differences, net	[1]	(1,655)	(3,667)	(3,077)
Actual tax expenses		$ 45,617	$ 46,235	$ 25,624
Effective tax rate		16.34%	18.60%	12.84%
Basic		$ 0.38	$ 0.49	$ 0.51
Diluted		$ 0.38	$ 0.49	$ 0.51

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjU4OTFmYzUxYWY4ZjQ5YzBhMjZlMTM3NTM3OGZhZjBjfFRleHRTZWxlY3Rpb246QTUwRTM1MjBFNjAyNkY3OTJBQjg4Q0Q1RDUyMEM1MEEM}